LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT.
LONG-TERM DEBT

5.   LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated its Credit Facility, increasing the amount available from $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and updating pricing terms to reflect improved market conditions.

  At December 31, 2012, the Credit Facility was drawn down by $30.0 million (2011 – $320.0 million). Amounts drawn down, together with related outstanding letters of credit, resulted in Credit Facility availability of $1,168.9 million at December 31, 2012.

  2012 Notes

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 (the "2010 Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following are the individual series' of the 2010 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$115,000	6.13%	7/4/2017

Series B	360,000	6.67%	7/4/2020

Series C	125,000	6.77%	7/4/2022

	$600,000

  Covenants

  Payment and performance of Agnico-Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained within the Credit Facility, 2012 Notes and 2010 Notes as at December 31, 2012.

  Interest on long-term debt

  For the year ended December 31, 2012, total interest expense was $57.9 million (2011 – $55.0 million; 2010 – $49.5 million) and total cash interest payments were $52.2 million (2011 – $52.8 million; 2010 – $41.4 million). In 2012, cash interest on the Credit Facility was $3.6 million (2011 – $1.7 million; 2010 – $12.3 million), cash standby fees on the Credit Facility were $4.2 million (2011 – $8.6 million; 2010 – $6.7 million), and cash interest on the 2010 Notes and 2012 Notes was $39.5 million (2011 – $39.5 million; 2010 – $19.8 million). In 2012, $1.5 million (2011 – $1.0 million; 2010 – $4.6 million) of the total interest expense was capitalized to construction in progress.

  The Company's weighted average interest rate on all of its long-term debt as at December 31, 2012 was 6.02% (2011 – 5.02%; 2010 – 5.43%).